OTHER EQUITY AND RESERVES (Details 3)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares Agreements
Other Reserves [Line Items]
Number of share awards, Outstanding	861,168	650,333
Number of share awards, Forfeited during the year	(106,667)	(1,333)
Issued during the year	232,646	516,000
Awards vested to employees under the Forfeitable Share Plan	(511,632)	(303,832)
Awards vested to employees under TMI Offer	(475,515)
Number of share awards, Outstanding	0	861,168
2018 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding	220,668	445,333
Number of share awards, Forfeited during the year		(1,333)
Awards vested to employees under the Forfeitable Share Plan	(220,668)	(223,332)
Number of share awards, Outstanding	0	220,668
Fair value at grand date, Outstanding | $ / shares	$ 10.18
2020 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding	124,500	205,000
Awards vested to employees under the Forfeitable Share Plan	(80,500)	(80,500)
Awards vested to employees under TMI Offer	(44,000)
Number of share awards, Outstanding	0	124,500
Fair value at grand date, Outstanding | $ / shares	$ 2.9
2021 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding	516,000
Number of share awards, Forfeited during the year	(106,667)
Issued during the year		516,000
Awards vested to employees under the Forfeitable Share Plan	(171,996)
Awards vested to employees under TMI Offer	(237,337)
Number of share awards, Outstanding	0	516,000
Fair value at grand date, Outstanding | $ / shares	$ 11.85
2022 Award [Member]
Other Reserves [Line Items]
Issued during the year	232,646
Awards vested to employees under the Forfeitable Share Plan	(38,468)
Awards vested to employees under TMI Offer	(194,178)
Number of share awards, Outstanding	0
Fair value at grand date, Outstanding | $ / shares	$ 25.58